Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating
Interest paid		$ (11)	$ (25)	$ (40)
Taxes (paid) received		(453)	(551)	(322)
Financing
Issues of ordinary share capital		2,382	13	22
Issuance of core structural borrowings	[1]	995	983	367
Redemption of core structural borrowings	[1]	(1,250)		(504)
Investing activities
Disposal of Jackson shares	[2]	83		375
Cash and cash equivalents at beginning of period		6,397	5,005
Cash and cash equivalents from continuing operations		7,170	6,397	5,005
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax	[3]	3,018	3,179	3,019
Prudential plc
Operating
Net cash inflow from operating activities before interest and tax		417	273	6,015
Interest paid		(328)	(320)	(500)
Taxes (paid) received		(13)	93	117
Equity dividends paid		(421)	(814)	(1,634)
Net cash flows from operating activities		(345)	(768)	3,998
Financing
Issues of ordinary share capital		2,383	13	22
Issuance of core structural borrowings		995	983	367
Redemption of core structural borrowings		(1,250)		(863)
Transfer of debt to M&G plc prior to demerger in 2019				(4,161)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(1)	(19)	(81)
Dividend income from investment in subsidiary undertakings		215	112	118
Movement in net amount owed by subsidiary undertakings		(374)	(370)	626
Net cash flows from financing activities		1,968	719	(3,972)
Investing activities
Disposal of Jackson shares		83
Net cash flows from investing activities		83
Net cash (outflow) inflow for the year		1,706	(49)	26
Cash and cash equivalents at beginning of period		5	54	28
Cash and cash equivalents from continuing operations		1,711	5	54
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax		2,642	(66)	12,110
Add back: interest charged to profit or loss		328	320	515
Adjustments for non-cash items:
Fair value adjustments on derivatives				77
Pension scheme				(21)
Non-cash dividends paid		(2,968)		(2,960)
Revaluation of M&G plc on distribution in 2019				(3,649)
Revaluation of Jackson on distribution in 2021		439
Gain on realisation of Jackson shares		(23)
Foreign currency exchange and other movements		(6)	8	(8)
(Increase) decrease in debtors		(4)	(1)	2
Increase (decrease) in creditors		9	12	(51)
Net cash inflow from operating activities before interest and tax		$ 417	$ 273	$ 6,015

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	Disposal of businesses includes sale of subsidiaries, joint ventures and associates and investments that do not form part of the Group’s operating activities
[3]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.